Financial Costs and (Gain)/Loss on Derivatives (Tables)	6 Months Ended
Jun. 30, 2019
Financial Costs and (Gain)/Loss on Derivatives
Financial Costs and (Gain)/Loss on Derivatives

	For the three months ended		For the six months ended
	June 30, 2018	June 30, 2019	June 30, 2018	June 30, 2019
Amortization and write-off of deferred loan/bond issuance costs/premium	3,232	3,224	6,144	7,385
Interest expense on loans	28,066	32,383	51,263	62,974
Interest expense on bonds and realized loss on CCS	7,442	8,256	14,915	15,739
Lease charge	2,634	2,635	5,262	5,264
Other financial costs	626	399	1,013	1,042
Total financial costs	42,000	46,897	78,597	92,404

Unrealized (gain)/loss on derivative financial instruments held for trading (Note 15)	(74)	30,781	(17,235)	51,931
Realized gain on interest rate swaps held for trading	(1,003)	(1,226)	(390)	(2,961)
Realized (gain)/loss on forward foreign exchange contracts held for trading	(357)	1,246	(1,843)	2,122
Ineffective portion of cash flow hedges	267	(2)	530	(49)
Total (gain)/loss on derivatives	(1,167)	30,799	(18,938)	51,043